Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortized Cost [Member]
Cash and Cash Equivalents [Line Items]
Cash Demand	$ 33,529,574	$ 2,847,375	$ 517,545
Money market funds Demand		44,000,000	928,502
Cash and cash equivalents	33,529,574	46,847,375	1,446,047
Fair Market Value [Member]
Cash and Cash Equivalents [Line Items]
Cash Demand	33,529,574	2,847,375	517,545
Money market funds Demand		44,000,000	928,502
Cash and cash equivalents	33,529,574	46,847,375	1,446,047
Balance per Balance Sheet [Member]
Cash and Cash Equivalents [Line Items]
Cash Demand	33,529,574	2,847,375	517,545
Money market funds Demand		44,000,000	928,502
Cash and cash equivalents	$ 33,529,574	$ 46,847,375	$ 1,446,047